UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments

Floating Rate Fund	August 31, 2013

T. Rowe Price Floating Rate Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par	Value
CORPORATE BONDS 8.5%		
Airlines 0.2%		
American Airlines, 4.00%, 1/15/27 (1)	85	79
American Airlines, 5.625%, 1/15/21 (1)	85	82
United Continental Holdings, 6.375%, 6/1/18	225	227
US Airways, Series 2012-2B, Class PTT, 6.75%, 12/3/22	35	36
		424
Automotive 0.2%		
Ford Motor Credit, 4.207%, 4/15/16	100	105
Ford Motor Credit, VR, 1.516%, 5/9/16	200	200
Schaeffler Finance, 7.75%, 2/15/17 (1)	200	225
		530
Banking 0.8%		
Bank of America, VR, 0.553%, 6/15/16	250	244
Bank of Nova Scotia, VR, 0.788%, 7/15/16	450	451
Goldman Sachs, VR, 1.465%, 4/30/18	300	300
JPMorgan Chase, VR, 1.166%, 1/25/18	275	275
Morgan Stanley, VR, 1.512%, 2/25/16	365	367
Morgan Stanley, VR, 1.546%, 4/25/18	275	273
		1,910
Broadcasting 0.9%		
AMC Networks, 4.75%, 12/15/22	150	141
Belo, 8.00%, 11/15/16	75	79
Clear Channel Communications, 9.00%, 12/15/19	331	317
NBC Universal, VR, 0.953%, 4/15/18 (1)	100	100
Univision Communications, 5.125%, 5/15/23 (1)	800	752
Univision Communications, 6.75%, 9/15/22 (1)	475	494

Univision Communications, 7.875%, 11/1/20 (1)	300	325
		2,208
Building Products 0.3%		
Associated Materials, 9.125%, 11/1/17 (1)	100	108
Associated Materials, Hellman & Friedman, 9.125%, 11/1/17	125	134
CEMEX, 9.00%, 1/11/18 (1)	150	159
CEMEX, VR, 5.276%, 9/30/15 (1)	150	155
CEMEX Finance, 9.375%, 10/12/22 (1)	200	210
		766
Cable Operators 0.7%		
Charter Communications, 6.50%, 4/30/21	125	127
Echostar DBS, 6.625%, 10/1/14	100	104
Netflix, 5.375%, 2/1/21 (1)	325	327
Numericable Finance, 8.75%, 2/15/19 (EUR) (1)	100	145
Numericable Finance, 12.375%, 2/15/19 (EUR) (1)	125	195
Numericable Finance, VR, 8.093%, 10/15/18 (EUR) (1)	100	135
UPCB Finance, 6.875%, 1/15/22 (1)	150	157
Videotron, 6.375%, 12/15/15	150	152
WideOpenWest Finance, 13.375%, 10/15/19	475	539
		1,881
Chemicals 0.5%		
Hexion U.S. Finance (Nova Scotia), 6.625%, 4/15/20 (1)	175	173
Momentive Performance, 8.875%, 10/15/20	100	104
PQ, 8.75%, 5/1/18 (1)	400	421
Trinseo Materials Operating, 8.75%, 2/1/19 (1)	450	447
		1,145

Computer Service & Software 0.2%		
Oracle, VR, 0.848%, 1/15/19	600	604
		604
Conglomerates 0.1%		
GE Capital, VR, 0.983%, 4/2/18	200	201
		201
Consumer Products 0.0%		
Spectrum Brands, 9.50%, 6/15/18	75	84
		84
Container 0.1%		
Frigoglass Finance, 8.25%, 5/15/18 (EUR) (1)	200	278
		278
Energy 0.5%		
Antero Resources Finance, 6.00%, 12/1/20	200	200
Athlon Holdings, 7.375%, 4/15/21 (1)	200	203
Globe Luxembourg, 9.625%, 5/1/18 (1)	200	196
Markwest Energy Partners, 4.50%, 7/15/23	250	228
Targa Resources Partners, 4.25%, 11/15/23 (1)	225	199
Targa Resources Partners, 5.25%, 5/1/23 (1)	50	49
Tervita, 8.00%, 11/15/18 (1)	275	274
		1,349
Entertainment & Leisure 0.1%		
Vougeot Bid, VR, 5.469%, 7/15/20 (EUR) (1)	175	232
		232
Financial 1.7%		
Air Lease, 4.50%, 1/15/16	100	103

Ally Financial, VR, 2.475%, 12/1/14	1,975	1,980
CIT Group, 4.25%, 8/15/17	675	683
E*Trade Financial, 6.75%, 6/1/16	250	264
General Motors Financial, 4.75%, 8/15/17 (1)	150	156
International Lease Finance, 4.875%, 4/1/15	125	129
International Lease Finance, 5.75%, 5/15/16	125	131
International Lease Finance, VR, 2.224%, 6/15/16	300	297
Synovus Financial, 5.125%, 6/15/17	200	204
Synovus Financial, 7.875%, 2/15/19	175	201
Towergate Finance, VR, 6.009%, 2/15/18 (GBP) (1)	150	231
		4,379
Health Care 0.1%		
Centene, 5.75%, 6/1/17	125	132
		132
Information Technology 0.2%		
Lawson Software, 10.00%, 4/1/19 (EUR)	275	398
		398
Other Telecommunications 0.2%		
Zayo Group, 8.125%, 1/1/20	525	571
		571
Publishing 0.2%		
McClatchy, 9.00%, 12/15/22	250	264
McGraw-Hill Global Education, 9.75%, 4/1/21 (1)	125	132
		396
Retail 0.3%		
Claire's Stores, 9.00%, 3/15/19 (1)	425	470

New Look Bondco I, 8.375%, 5/14/18 (1)	200	200
		670
Satellites 0.2%		
Intelsat Jackson, 5.50%, 8/1/23 (1)	225	209
Intelsat Luxembourg, 6.75%, 6/1/18 (1)	175	181
		390
Services 0.6%		
Avis Budget Car Rental, VR, 2.764%, 5/15/14	60	60
CDW, VR, 8.00%, 12/15/18	65	71
Cerved Group, VR, 5.593%, 1/15/19 (EUR) (1)	100	133
Equiniti, VR, 6.256%, 12/15/18 (GBP) (1)	100	157
Europcar Groupe, 11.50%, 5/15/17 (EUR) (1)	450	677
First Data, 6.75%, 11/1/20 (1)	400	407
United Rentals North America, 5.75%, 7/15/18	50	53
		1,558
Supermarkets 0.1%		
Rite Aid, 9.25%, 3/15/20	275	311
		311
Utilities 0.1%		
Calpine, 7.50%, 2/15/21 (1)	365	386
		386
Wireless Communications 0.2%		
BITE Finance International, VR, 7.725%, 2/15/18 (EUR) (1)	100	134
Matterhorn Mobile, VR, 5.393%, 5/15/19 (CHF) (1)	231	251
Sprint Nextel, 9.00%, 11/15/18 (1)	75	88

Wind Acquisition, VR, 5.476%, 4/30/19 (EUR) (1)	100	132
		605
Total Corporate Bonds (Cost $21,402)		21,408
BANK LOANS 84.8% (2)		
Aerospace & Defense 0.4%		
Camp Systems International, VR, 5.25%, 5/31/19	149	150
Dae Aviation Holdings, VR, 6.25%, 11/2/18	198	199
Ducommun, VR, 4.75%, 6/28/17	39	40
Hawker Beechcraft, VR, 2.103%, 3/26/14	—	—
Sequa, VR, 5.25%, 6/19/17	622	624
		1,013
Airlines 1.6%		
American Airlines, VR, 4.75%, 6/27/19	1,350	1,332
Delta Air Lines, VR, 4.00%, 10/18/18	348	349
Delta Air Lines, VR, 4.25%, 4/20/17	497	499
United Airlines, VR, 4.00%, 4/1/19	474	474
US Airways, VR, 4.25%, 5/23/19	1,350	1,331
		3,985
Automotive 3.2%		
Affinia Group, VR, 4.75%, 4/25/20	175	175
Autoparts Holdings, VR, 10.50%, 1/29/18	125	120
Chrysler Group, VR, 4.25%, 5/24/17	2,386	2,412
Dealer Computer Services, VR, 4.25%, 8/5/20	850	854
Dealer Computer Services, VR, 8.00%, 2/5/21	925	945
Federal-Mogul, 2.128%, 6/27/15	893	870
FPC Holdings, VR, 5.75%, 11/19/19	348	336
FPC Holdings, VR, 9.25%, 5/19/20	175	164

Goodyear Tire & Rubber, VR, 4.75%, 4/30/19	250	251
KAR Holdings, VR, 3.75%, 5/19/17	529	531
Navistar, VR, 5.75%, 8/17/17	250	253
Schaeffler Finance, VR, 4.75%, 1/27/17 (EUR)	250	331
TI Group Auto Systems, VR, 5.50%, 3/28/19	324	324
Tower Automotive, VR, 4.75%, 4/23/20	374	376
		7,942
Broadcasting 3.6%		
Clear Channel Communications, VR, 3.832%, 1/29/16	990	922
Clear Channel Communications, VR, 6.932%, 1/30/19	1,076	987
Cumulus Media, VR, 4.50%, 9/17/18	213	214
Cumulus Media, VR, 7.50%, 9/16/19	48	49
Entercom Radio, VR, 5.031%, 11/23/18	180	181
Fox Acquisition, VR, 5.50%, 7/14/17	572	573
Gray Communications Systems, VR, 4.75%, 10/12/19	170	172
Lin Television, VR, 4.00%, 12/21/18	271	272
Media General, VR, 4.25%, 7/31/20	575	576
NEP Broadcasting, VR, 4.75%, 1/22/20	199	199
Nexstar Broadcasting Group, VR, 4.25%, 12/3/19	599	603
Raycom Media, VR, 4.50%, 5/31/17	198	199
TWCC, VR, 3.50%, 2/13/17	325	326
TWCC, VR, 7.00%, 6/26/20	1,625	1,666
Univision Communications, VR, 4.25%, 3/1/20	1,422	1,409
Univision Communications, VR, 4.50%, 3/1/20	797	795
		9,143
Building & Real Estate 1.2%		
Realogy, 4.286%, 10/10/16	39	40
Realogy, VR, 4.50%, 3/5/20	2,146	2,157

Starwood Property Trust, VR, 3.50%, 4/17/20	749	747
		2,944
Building Products 1.8%		
ABC Supply, VR, 3.50%, 4/16/20	700	696
Armstrong World Industries, VR, 3.50%, 3/15/20	299	298
Continental Building Products, VR, 4.50%, 8/15/20	650	649
CPG International, VR, 5.75%, 9/21/19	124	125
Custom Building Products, VR, 6.00%, 12/14/19	586	586
Grohe Holding, VR, 5.00%, 5/18/17	99	99
NCI Building Systems, VR, 4.25%, 6/24/19	645	645
Nortek, VR, 5.25%, 4/26/17	40	40
Roofing Supply, VR, 5.538%, 5/31/19	523	525
Summit Materials, VR, 5.00%, 1/30/19	324	325
Wilsonart International Holdings, VR, 4.00%, 10/31/19	549	544
		4,532
Cable Operators 3.0%		
Altice Financing, VR, 5.50%, 7/1/19 (3)	1,175	1,150
Atlantic Broadband, VR, 3.25%, 11/30/19	1,097	1,086
Cequel Communications, VR, 4.003%, 2/14/19	1,096	1,097
Charter Communications, VR, 3.00%, 12/31/20	723	715
Virgin Media Investment Holdings, VR, 3.50%, 6/8/20	1,100	1,094
Virgin Media Investment Holdings, VR, 4.50%, 6/8/20 (GBP)	125	194
WaveDivision Holdings, VR, 4.00%, 10/12/19	473	472
WideOpenWest Financial, VR, 4.75%, 4/1/19	1,498	1,507
Yankee Cable Acquisition, VR, 5.25%, 3/1/20	294	295
		7,610
Chemicals 4.5%		
AI Chem, VR, 4.50%, 10/4/19	175	175

Al Chem, VR, 8.25%, 4/3/20	50	51
DuPont Performance Coatings, VR, 4.75%, 2/1/20	2,595	2,612
Eagle Spinco, VR, 3.50%, 1/28/17	447	450
Ineos US Finance, VR, 4.00%, 5/4/18	1,093	1,084
MacDermid, VR, 4.00%, 6/7/20	325	325
MacDermid, VR, 7.75%, 12/7/20	125	126
OCI Beaumont, VR, 6.25%, 8/1/19	675	668
OMNOVA Solutions, VR, 4.25%, 5/31/18	323	325
Osmose Holdings, VR, 4.75%, 11/26/18	473	474
Oxea SARL, VR, 4.25%, 1/15/20	750	749
Oxea SARL, VR, 8.25%, 7/15/20	550	548
PQ, VR, 4.50%, 8/7/17	1,345	1,351
Royal Adhesives & Sealants, VR, 5.50%, 7/31/18	50	51
Royal Adhesives & Sealants, VR, 9.75%, 1/31/19	150	151
Tronox, VR, 4.50%, 3/19/20	375	379
U.S. Silica, VR, 4.00%, 5/31/20	625	624
Univar, VR, 5.00%, 6/30/17	1,098	1,070
		11,213
Consumer Products 1.7%		
Equinox Holdings, VR, 4.506%, 1/31/20	799	802
Otter Products, VR, 5.25%, 4/29/19	275	276
Prestige Brands, VR, 3.75%, 1/31/19	312	313
Spectrum Brands, VR, 3.50%, 8/13/19	50	50
Spectrum Brands, VR, 5.50%, 12/17/19	739	743
Sun Products, VR, 5.50%, 3/23/20	1,123	1,092
Tempur-Pedic International, VR, 3.50%, 3/18/20	734	727
Wolverine Worldwide, VR, 4.16%, 10/9/19	260	262
		4,265

Container 1.1%		
BWAY Holding, VR, 4.503%, 8/6/17	771	776
Clondalkin Acquisition, VR, 5.75%, 5/31/20	425	426
Consolidated Container, VR, 5.00%, 7/3/19	298	300
Exopack, VR, 5.00%, 5/31/17	221	223
Multi-Packaging Solutions, VR, 4.25%, 8/17/20	150	150
Reynolds Group Holdings, VR, 4.75%, 9/28/18	770	774
		2,649
Energy 1.8%		
Chesapeake Energy, VR, 5.75%, 12/2/17	950	967
EMG Utica, VR, 4.75%, 3/27/20	1,300	1,301
Philadelphia Energy, VR, 6.25%, 4/4/18	774	743
Samson Investment, VR, 6.00%, 9/25/18	525	527
Tervita, VR, 6.25%, 5/15/18	796	787
Willbros United States Holding, VR, 11.00%, 8/5/19	300	298
		4,623
Entertainment & Leisure 2.5%		
AMC Entertainment, VR, 3.50%, 4/30/20	224	224
EMI Music Publishing, VR, 4.25%, 6/29/18	1,092	1,095
Formula One Holdings, VR, 4.50%, 4/30/19	1,512	1,521
Kasima, VR, 3.25%, 5/17/21	750	749
Lions Gate Entertainment, VR, 5.00%, 7/19/20	275	275
National Cinemedia, VR, 3.025%, 11/26/19	325	323
SeaWorld Parks & Entertainment, VR, 3.00%, 5/14/20	453	449
Six Flags Theme Parks, VR, 4.001%, 12/20/18	219	221
Village Roadshow Pictures, VR, 4.75%, 11/21/17	150	152
WMG Acquisition, VR, 3.75%, 7/1/20	550	548

Zuffa, VR, 4.50%, 2/25/20	748	748
		6,305
Financial 2.9%		
Alliant Insurance Services, VR, 5.00%, 12/20/19	373	374
American Stock Transfer, VR, 5.75%, 6/26/20	150	150
Awas, VR, 3.50%, 6/10/16	420	420
CNO Financial Group, VR, 3.75%, 9/28/18	209	209
Cooper, Gay, Swett, & Crawford, VR, 5.00%, 4/16/20	225	226
Cooper, Gay, Swett, & Crawford, VR, 8.25%, 10/16/20	125	127
Cunningham Lindsey US, VR, 5.00%, 12/10/19	523	516
Cunningham Lindsey US, VR, 9.25%, 6/10/20	136	136
HUB International Holdings, VR, 3.682%, 6/13/17	424	424
iStar Financial, VR, 5.75%, 10/15/17	438	438
iStar Financial, VR, 7.00%, 3/19/17	781	802
LPL Holdings, VR, 3.25%, 3/29/19	749	743
Nuveen Investments, VR, 4.182%, 5/13/17	500	497
Nuveen Investments, VR, 6.50%, 2/28/19	550	547
Patriot Merger, VR, 5.25%, 7/1/20	325	327
Springleaf Finance, VR, 5.50%, 5/10/17	156	156
USI Insurance Services, VR, 5.00%, 12/27/19	274	274
Walter Investment Management, VR, 5.75%, 11/28/17	1,034	1,040
		7,406
Food/Tobacco 2.1%		
CSM Bakery Supplies, VR, 4.75%, 7/3/20	200	198
Del Monte Foods, 4.50%, 11/26/17	1,084	1,083
HJ Heinz, VR, 3.50%, 6/5/20	3,575	3,595
Michael Foods, VR, 4.25%, 2/25/18	205	206

Windsor Quality Foods, VR, 5.00%, 2/16/17	232	232
		5,314
Forest Products 0.2%		
Appvion, VR, 5.75%, 6/28/19	225	224
Caraustar Industries, VR, 7.50%, 5/1/19	197	201
		425
Gaming 3.4%		
American Casino & Entertainment, VR, 6.00%, 7/3/19	325	330
American Casino & Entertainment, VR, 11.25%, 1/3/20	150	151
Bally Technologies, VR, 4.25%, 6/30/21	475	474
Boyd Gaming, VR, 4.00%, 8/14/20	650	651
CCM Merger, VR, 5.50%, 3/1/17	863	866
Graton Resort & Casino, VR, 9.00%, 8/22/18	825	858
Jacobs Entertainment, VR, 6.25%, 10/29/18	99	99
MGM Resorts International, VR, 2.932%, 12/20/17	348	349
MGM Resorts International, VR, 3.50%, 12/20/19	798	795
Peninsula Gaming, VR, 4.25%, 11/20/17	544	545
Pinnacle Entertainment, VR, 3.75%, 8/13/20	1,150	1,153
Station Casinos, VR, 5.00%, 3/2/20	2,371	2,387
		8,658
Health Care 8.2%		
Apria Healthcare Group, VR, 6.75%, 4/6/20	200	201
Ardent Medical Services, VR, 6.75%, 7/2/18	199	199
Ardent Medical Services, VR, 11.00%, 1/2/19	125	128
Axcan Intermediate, VR, 5.50%, 2/10/17	197	197
Axcan Intermediate, VR, 5.50%, 2/10/17	74	74
BioMet, VR, 3.956%, 7/25/17	1,414	1,417
Capsugel Financeco, VR, 4.25%, 8/1/18	1,064	1,072

Carestream Health, VR, 5.00%, 6/7/19	325	327
Community Health Systems, VR, 3.761%, 1/25/17	425	427
Convatec, VR, 5.00%, 12/22/16	73	73
DaVita, VR, 4.50%, 10/20/16	865	871
DJO Finance, VR, 4.75%, 9/15/17	373	375
Emergency Medical Services, VR, 5.28%, 5/25/18	410	411
HCA, VR, 2.932%, 5/1/18	725	724
HCA, VR, 3.034%, 3/31/17	600	600
Healogics, VR, 5.25%, 2/5/19	100	100
Healogics, VR, 9.25%, 2/5/20	50	51
Hologic, VR, 3.75%, 8/1/19	196	197
IASIS Healthcare, VR, 4.50%, 5/3/18	568	570
IMS Health, VR, 3.75%, 9/1/17	420	420
Kindred Healthcare, VR, 4.25%, 6/1/18	446	444
Kinetic Concepts, VR, 4.50%, 5/4/18	697	697
Multiplan, VR, 4.00%, 8/26/17	931	935
Par Pharmaceutical, VR, 4.25%, 9/30/19	1,519	1,511
PGA Holdings, VR, 4.25%, 4/20/18	322	322
PGA Holdings, VR, 8.25%, 10/20/18	83	83
Pharmaceutical Product Development, VR, 4.25%, 12/5/18	697	696
Pharmaceutical Research, VR, 6.50%, 12/10/17	299	300
Quintiles Transnational, VR, 4.00%, 6/8/18	1,406	1,410
Quintiles Transnational, VR, 4.50%, 6/8/18	52	52
RegionalCare Hospital, VR, 7.00%, 11/4/18	973	970
Select Medical Holdings, VR, 4.002%, 6/1/18	542	541
Steward Health Care System, VR, 6.75%, 4/10/20	125	124
Truven Health Analytics, VR, 4.50%, 6/6/19	248	248
U.S. Renal Care, VR, 5.25%, 7/3/19	349	349
U.S. Renal Care, VR, 8.50%, 1/3/20	200	200
U.S. Renal Care, VR, 10.25%, 1/3/20	75	75

United Surgical Partners International, VR, 4.75%, 4/3/19	174	175
Valeant Pharmaceuticals, VR, 4.375%, 2/13/19	891	894
Valeant Pharmaceuticals, VR, 4.50%, 8/5/20	1,617	1,630
Vanguard Health, VR, 3.75%, 1/29/16	648	647
		20,737
Information Technology 6.7%		
Aeroflex, VR, 4.50%, 11/9/19	48	48
Ancestry.com, VR, 4.25%, 5/15/18	810	814
Ancestry.com, VR, 5.25%, 12/28/18	1,133	1,139
ARRIS Group, VR, 3.50%, 4/17/20	649	640
BMC Software, VR, 5.00%, 8/9/20	1,175	1,173
BMC Software, VR, 5.50%, 8/9/20 (EUR)	525	694
CCC Information Services, VR, 3.75%, 12/20/19	473	471
Commscope, VR, 3.75%, 1/14/18	811	815
Eagle Parent, VR, 5.00%, 5/16/18	174	175
Endurance International, VR, 6.25%, 11/9/19	424	428
EZE Castle Software, VR, 4.75%, 4/6/20	100	100
Freescale Semiconductor, VR, 5.00%, 3/1/20	649	651
Genesys Telecommunications, VR, 4.207%, 2/8/20	175	174
Go Daddy Operating, VR, 4.25%, 12/17/18	1,467	1,465
Hyland Software, VR, 5.50%, 10/25/19	224	224
Ion Trading Technologies, VR, 4.25%, 5/22/20	875	874
Ion Trading Technologies, VR, 8.25%, 5/22/21	550	550
Landslide Holdings, VR, 5.25%, 8/9/20	275	275
Lawson Software, VR, 5.34%, 4/5/18	1,531	1,539
Lucent Technologies, VR, 5.75%, 1/30/19	398	400
Presidio, VR, 5.75%, 3/31/17	673	671
RP Crown Parent, VR, 6.75%, 12/21/18	174	175
Sophia, VR, 4.50%, 7/19/18	121	121

SunGard Data Systems, VR, 3.936%, 2/28/17	338	339
SunGard Data Systems, VR, 4.00%, 3/8/20	474	477
SunGard Data Systems, VR, 4.50%, 1/31/20	224	226
SurveyMonkey, VR, 5.50%, 2/7/19	773	775
Triple Point Group Holdings, VR, 5.25%, 7/10/20	775	760
Triple Point Group Holdings, VR, 9.25%, 7/10/21	225	216
Web.com Group, VR, 4.50%, 10/27/17	376	378
		16,787
Lodging 2.0%		
Four Seasons, VR, 4.25%, 6/27/20	1,825	1,839
Four Seasons, VR, 6.25%, 12/27/20	1,125	1,142
Great Wolf Resorts, VR, 4.25%, 8/6/20	1,750	1,745
Playa Resorts Holdings, VR, 4.75%, 8/9/19	350	351
		5,077
Manufacturing 3.0%		
Apex Tool Group, VR, 4.50%, 1/31/20	249	250
Ceramtec, VR, 4.25%, 7/30/20	375	375
CPM Holdings, VR, 6.25%, 8/29/17	74	74
Gardner Denver, VR, 4.25%, 7/30/20	1,125	1,119
Generac Power Systems, VR, 3.50%, 5/31/20	240	239
Hamilton SundStrand, VR, 4.00%, 12/13/19	1,221	1,209
Huskey Injection Molding, VR, 4.25%, 7/2/18	475	475
MEI Conlux, VR, 5.00%, 8/15/20	700	699
Milacron, VR, 4.25%, 3/28/20	349	349
MiniMax GMBH, VR, 4.50%, 8/8/20	575	576
Rexnord, VR, 4.50%, 8/21/20	1,250	1,236
SRAM, VR, 4.025%, 4/10/20	867	860

Terex, VR, 4.50%, 4/28/17	186	188
		7,649
Metals & Mining 1.3%		
Constellium Holco, VR, 6.25%, 3/25/20	499	510
Foresight Energy, VR, 5.50%, 8/21/20	1,075	1,068
Fortescue Metals Group, VR, 5.25%, 10/18/17	872	875
Murray Energy, VR, 5.25%, 5/24/19	275	275
Phoenix Services, VR, 7.75%, 6/30/17	100	100
Tube City IMS, VR, 4.75%, 3/20/19	473	473
		3,301
Other Telecommunications 2.0%		
Consolidated Communications, VR, 5.25%, 12/31/18	448	452
Integra Telecom, VR, 5.25%, 2/22/19	349	352
Integra Telecom, VR, 9.75%, 2/21/20	100	103
Level 3 Financing, VR, 4.00%, 8/1/19	700	699
Level 3 Financing, VR, 4.00%, 1/15/20	475	474
Level 3 Financing, VR, 4.75%, 8/1/19	1,625	1,623
LTS Buyer, VR, 4.50%, 4/13/20	475	477
LTS Buyer, VR, 8.00%, 4/12/21	50	50
Windstream, VR, 3.40%, 1/23/20	448	448
Windstream, VR, 4.00%, 8/8/19	272	273
		4,951
Publishing 1.6%		
Eastman Kodak, VR, 7.25%, 9/3/19	800	783
Getty Images, VR, 4.50%, 10/18/19	1,843	1,773
McGraw-Hill Global Education, VR, 9.00%, 3/22/19	699	705
Springer Science & Business Media, PIK, 5.00%, 8/15/20	375	372

Supermedia, VR, 11.60%, 12/30/16	369	286
		3,919
Real Estate Investment Trust Securities 1.1%		
Capital Automotive, VR, 4.00%, 4/10/19	1,262	1,267
Capital Automotive, VR, 6.50%, 4/30/20	1,400	1,431
		2,698
Restaurants 2.1%		
Dave & Busters, VR, 4.50%, 6/1/16	1,049	1,051
Dunkin' Brands, VR, 3.753%, 2/14/20	1,090	1,089
Focus Brands, VR, 4.273%, 2/21/18	385	385
NPC International, VR, 4.50%, 12/28/18	270	272
Outback Steakhouse, VR, 3.50%, 10/28/19	2,162	2,156
PF Chang's China Bistro, VR, 5.25%, 6/22/19	199	201
Seminole Hard Rock Entertainment, VR, 3.50%, 5/14/20	150	150
		5,304
Retail 3.6%		
99 Cents Only Stores, VR, 5.26%, 1/11/19	270	271
Academy Sports, VR, 4.75%, 8/3/18	1,296	1,300
BJ's Wholesale Club, VR, 4.25%, 9/26/19	1,071	1,071
Collective Brands, VR, 7.25%, 10/9/19	298	303
Container Store, VR, 5.50%, 4/6/19	422	425
David's Bridal, VR, 5.003%, 10/11/19	348	350
Gymboree, VR, 5.00%, 2/23/18	725	695
JCPenney, VR, 6.00%, 5/22/18	1,000	975
Jo-Ann Stores, VR, 4.00%, 3/16/18	199	199
Leslies Poolmart, VR, 5.23%, 10/16/19	391	393
Michaels Stores, VR, 3.75%, 1/28/20	848	850
Neiman Marcus Group, VR, 4.00%, 5/16/18	713	712

Party City Holdings, VR, 4.25%, 7/27/19	1,295	1,291
Yankee Acquisition, VR, 5.287%, 4/2/19	293	295
		9,130
Satellites 2.1%		
Intelsat Jackson Holdings, VR, 4.25%, 4/2/18	3,032	3,051
TeleSat Canada, VR, 3.50%, 3/28/19	1,816	1,816
Telesat Canada, VR, 4.43%, 3/28/19 (CAD)	549	521
		5,388
Services 9.2%		
ADS Waste Holdings, VR, 4.25%, 10/9/19	348	349
Advantage Sales & Marketing, VR, 4.25%, 12/18/17	75	75
Advantage Sales & Marketing, VR, 8.25%, 6/17/18	75	76
Aramark, VR, 4.00%, 9/9/19	1,075	1,079
Barbri, VR, 5.25%, 7/17/19	515	517
Brand Energy & Infrastructure, VR, 6.25%, 10/23/18	323	326
CDW, VR, 3.50%, 4/29/20	649	642
Ceridian, VR, 4.433%, 5/9/17	749	748
CompuCom Systems, VR, 4.25%, 5/9/20	1,100	1,089
Emerald Expositions, VR, 5.50%, 6/17/20	250	251
First Data, VR, 4.184%, 3/24/17	1,960	1,940
First Data, VR, 4.184%, 3/23/18	1,550	1,534
First Data, VR, 4.184%, 9/24/18	650	642
Garda Security, VR, 4.50%, 11/13/19	124	125
Harland Clarke Holdings, VR, 7.00%, 5/22/18	300	295
HD Supply, VR, 4.50%, 10/12/17	2,366	2,372
Hertz, VR, 3.75%, 3/11/18	149	149
Interactive Data, VR, 3.75%, 2/11/18	427	426
Kronos, VR, 4.50%, 10/30/19	572	573
Kronos, VR, 9.75%, 4/30/20	525	543

Laureate Education, VR, 5.25%, 6/15/18	1,046	1,042
Moneygram International, VR, 4.25%, 3/27/20	449	450
Monitronics International, VR, 4.25%, 3/23/18	848	850
ON Assignment, VR, 3.50%, 5/15/20	287	285
Orbitz Worldwide, VR, 4.50%, 9/25/17	133	134
Orbitz Worldwide, VR, 5.75%, 3/25/19	700	701
Performance Food Group, VR, 6.25%, 11/14/19	500	494
SCS Holdings, VR, 6.25%, 12/7/18	87	88
TNS, VR, 5.00%, 2/14/20	639	643
Transunion, VR, 4.25%, 2/10/19	1,392	1,400
Travelport, VR, 6.25%, 6/26/19	1,700	1,716
Travelport, VR, 9.50%, 1/31/16	225	233
U.S. Food Service, VR, 4.50%, 3/31/19	718	718
West Corp., VR, 3.75%, 6/30/18	696	696
		23,201
Supermarkets 1.3%		
Rite Aid, VR, 4.00%, 2/21/20	449	449
Rite Aid, VR, 4.875%, 6/21/21	200	201
Rite Aid, VR, 5.75%, 8/21/20	2,250	2,306
Sprouts Farmers Market, VR, 4.00%, 4/23/20	411	412
		3,368
Utilities 2.9%		
Calpine Construction, VR, 3.00%, 5/3/20	100	99
Calpine Construction, VR, 3.25%, 1/31/22	125	124
Dynegy Holdings, VR, 4.00%, 4/16/20	456	453
Equipower Resources, VR, 4.25%, 12/21/18	343	344
Equipower Resources, VR, 4.25%, 12/21/19	1,725	1,730
GIM Channelview Cogeneration, VR, 4.25%, 5/8/20	1,300	1,302
LSP Madison Funding, VR, 5.576%, 6/28/19	108	108

Panda Temple Power, VR, 7.25%, 4/3/19	250	253
Star West Generation, VR, 4.25%, 3/13/20	698	703
Terra-Gen Finance, VR, 6.50%, 6/22/17	2,219	2,216
		7,332
Wireless Communications 2.7%		
Asurion, VR, 3.50%, 7/8/20	900	861
Asurion, VR, 4.50%, 5/24/19	3,439	3,395
Cricket Communications, VR, 4.75%, 10/10/19	398	399
Cricket Communications, VR, 4.75%, 3/8/20	425	426
Crown Castle, VR, 3.25%, 1/31/19	770	763
Lonestar Intermediate Super, VR, 11.00%, 9/2/19	325	339
SBA Senior Finance, VR, 3.75%, 9/28/19	55	55
Syniverse Holdings, VR, 5.00%, 4/23/19	371	372
Wind Acquisition, VR, 4.376%, 11/27/17 (EUR)	150	194
		6,804
Total Bank Loans (Cost $213,533)		213,673
SHORT-TERM INVESTMENTS 16.4%		
Money Market Funds 16.4%		
T. Rowe Price Reserve Investment Fund, 0.03% (4)(5)	41,331	41,331
		41,331
Total Short-Term Investments (Cost $41,331)		41,331
Total Investments in Securities		
109.7% of Net Assets (Cost $276,266)		$ 276,412

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $10,064 and represents 4.0% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Floating Rate Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On June 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives, such as swaps, forward currency exchange contracts, and options, that are transacted in OTC markets and thereby expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all derivatives with the counterparty typically would be liquidated and a net amount settled. ISDAs typically include collateral agreements, whereas FX letters do not. Collateral requirements are determined and transfers are made based on the net aggregate unrealized gain or loss on all OTC derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Collateral posted pursuant to an ISDA is held in a segregated account by the fund’s custodian. As of August 31, 2013, no collateral was pledged by either the fund or counterparties for OTC derivatives.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The fund may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with the terms of the credit agreement against the borrower and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the fund is subject to nonperformance risk by the counterparty. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments), and bank loans usually may be repaid at any time at the option of the borrower. The fund reflects both the funded portion of the bank loan as well as any unfunded commitment on the loan in the Portfolio of Investments. At August 31, 2013, the fund’s total unfunded commitments were $117,000.

NOTE 5 - FEDERAL INCOME TAXES

At August 31, 2013, the cost of investments for federal income tax purposes was $276,266,000. Net unrealized gain aggregated $144,000 at period-end, of which $1,117,000 related to appreciated investments and $973,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 28, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 28, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date October 28, 2013